                         SUPPLEMENT DATED MAY 1, 2002 TO

                        PROSPECTUS DATED MAY 1, 2000 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                          NATIONWIDE VARIABLE ACCOUNT-5

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE. 1. EFFECTIVE MAY 1, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS CHANGED NAMES:

     OLD UNDERLYING MUTUAL FUND NAME                                 NEW UNDERLYING MUTUAL FUND NAME
     --------------------------------------------------------------- -------------------------------------------------------------
     American Century Variable Portfolios, Inc. - American Century   American Century Variable Portfolios, Inc. - American
     VP Balanced Fund                                                Century VP Balanced Fund: Class I

     American Century Variable Portfolios, Inc. - American Century   American Century Variable Portfolios, Inc. - American
     VP Capital Appreciation Balanced Fund                           Century VP Capital Appreciation Fund: Class I